Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current liabilities:
Deferred finance costs and debt discounts, current	$ 315	$ 723
Non-current liabilities:
Deferred finance costs and debt discounts, non-current	$ 626	$ 989
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	40,000	40,000
Preferred stock, shares outstanding (in shares)	40,000	40,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	9,141,804	8,844,267
Common stock, shares outstanding (in shares)	9,141,804	8,844,267